Related parties - Guarantees and Lease Agreements (Details) - aircraft	Sep. 15, 2017	Sep. 12, 2017
Companies of HNA group
Transactions between related parties
Number of aircrafts under operating leases agreements	3
Avolon Aerospace Leasing Ltd ("Avolon")
Transactions between related parties
Number of aircrafts under operating leases agreements		5